Pay vs Performance Disclosure Pure in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

			Average Summary Compensation	Average Compensation Actually Paid to	Value of Initial Fixed $100 Investment Based On:				Company Selected Measure
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Table Total for for Non-PEO Named Executive Officers	Non-PEO Named Executive Officers	Total Shareholder Return	New Peer Group Total Shareholder Return	Old Peer Group Total Shareholder Return	Net Income (in thousands)	EBITDA/ Adjusted EBITDA (in thousands)
(a)	(b)	(c)(1)(2)	(d)	(e)(1)(2)	(f)(3)	(g)(3)	(g)(3)	(h)	(i)(4)

2023	$2,645,154	$6,428,133	$1,185,615	$1,895,028	$384	$245	$251	$44,529	$80,792
2022	$3,432,069	$4,379,251	$1,556,154	$1,728,265	$192	$178	$170	$90,931	$154,388
2021	$3,607,608	$4,159,676	$1,609,146	$1,732,948	$132	$150	$146	$121,051	$214,632
2020	$898,789	$649,625	$549,256	$423,072	$75	$107	$108	$(5,595)	$18,546

(1)

Richard T. Marabito served as our principal executive officer (“PEO”) for the full year of each of 2023, 2022, 2021 and 2020. Our non-PEO named executive officers (“NEOs”) included Michael D. Siegal, Andrew S. Greiff, Richard A. Manson and Lisa K. Christen for the full year of each of 2023, 2022, 2021 and 2020.

(2)

For 2023 the values included in the column for the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

PEO Total Compensation Amount	$ 2,645,154	$ 3,432,069	$ 3,607,608	$ 898,789
PEO Actually Paid Compensation Amount	$ 6,428,133	4,379,251	4,159,676	649,625
Adjustment To PEO Compensation, Footnote
Richard T. Marabito		2023
Summary Compensation Table Total for PEO (column (b))		$2,645,154
-	aggregate change in actuarial present value of pension benefits	-
+	service cost of pension benefits	-
+	prior service cost of pension benefits	-
-	SCT "Stock Awards" column value	(738,760)
-	SCT "Option Awards" column value	-
+	year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	1,834,250
+/-	year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	2,660,264
+	vesting date fair value of equity awards granted and vested in the covered year	-
+/-	year-over-year change in fair value of equity awards granted in prior years that vested in the covered year-end	27,225
-	fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-
+	dollar value of dividends/earnings paid on equity awards in the covered year	-
Compensation Actually Paid to PEO (column (c))		$6,428,133

Non-PEO NEO Average Total Compensation Amount	$ 1,185,615	1,556,154	1,609,146	549,256
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,895,028	1,728,265	1,732,948	423,072
Adjustment to Non-PEO NEO Compensation Footnote
Non PEO Named Executive Officers		2023
Summary Compensation Table Total for Non PEO NEOs (column (d))		$1,185,615
-	aggregate change in actuarial present value of pension benefits	-
+	service cost of pension benefits	-
+	prior service cost of pension benefits	-
-	SCT "Stock Awards" column value	(156,110)
-	SCT "Option Awards" column value	-
+	year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	385,126
+/-	year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	466,785
+	vesting date fair value of equity awards granted and vested in the covered year	-
+/-	year-over-year change in fair value of equity awards granted in prior years that vested in the covered year-end	13,612
-	fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year
+	dollar value of dividends/earnings paid on equity awards in the covered year
Compensation Actually Paid to Non PEO NEOs (column (e))		$1,895,028

(3)

For each of 2023, 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated the cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019. The cumulative total shareholder return includes the cumulative amount of dividends for the period from December 31, 2019 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment. For purposes of this pay versus performance disclosure, our peer group in 2023 consists of the following entities, which we use as our peer group for purposes of the performance graph in the annual report: Friedman Industries (FRD), Russel Metals, Inc. (RUSMF), Reliance Steel & Aluminum Co. (RS) Ryerson Holding Corp. (RYI), and Kloeckner & Co SE (KCOGN.DE) (the “Peer Group”). Kloeckner & Co SE was added to the peer group and Worthington Industries removed from the peer group due to the Worthington Industries spinoff into two separate companies. For purposes of calculating the Peer Group total shareholder return, the returns of each component issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the measurement period. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from the bottom to top for purposes of understanding cumulative returns over time.

(4)

Earnings Before Interest, Taxes, Depreciation and Amortization (“EBITDA”) (computed without respect to any Last-In-First-Out (“LIFO”) inventory adjustments) is used to calculate the incentives for our most senior executive officers. For 2023, the EBITDA for the annual cash incentive award for Messrs. Marabito, Greiff and Manson excluded EBITDA generated by Metal-Fab, including acquisition related expenses (adjusted EBITDA). Adjusted EBITDA for 2023 was $80,792. Ms. Christen’s 2023 incentive was based on EBITDA which was $95,856 for 2023.

(5)	Return on Net Assets (“RONA”) is calculated as EBITDA divided by Average Accounts Receivable, Inventory and Property Plant and Equipment.

Compensation Actually Paid vs. Total Shareholder Return

Pay Versus Performance Relationship Descriptions

The following graphs provide descriptions of the relationships between certain figures included in the Pay Versus Performance table for each of 2023, 2022, 2021 and 2020, including: (a) a comparison between our cumulative total shareholder return and the cumulative total shareholder return of our Peer Group; and (b) comparisons between (i) the compensation actually paid to the PEO and the average compensation actually paid to our non-PEO NEOs and (ii) each of the performance measures set forth in columns (f), (h), (i) and (j) of the Pay Versus Performance table. For more information on how out compensation is designed to link pay and performance, see the “Compensation Discussion and Analysis” section.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure

(a)

During 2020, the COVID-19 pandemic caused a significant reduction in the Company’s EBITDA. Under the terms of the Senior Manager Cash Incentive Plan, the named executive officers would not have received a payment under the Senior Manager Cash Incentive Plan in 2020, as the Company’s EBITDA did not exceed 5% of average accounts receivable, inventory and fixed assets. Recognizing the extraordinary efforts of the named executive officers during the COVID-19 pandemic, and their willingness to forego salary and participation in certain benefit plans during 2020, and to encourage EBITDA generation during the second half of 2020, the Board modified the terms of the Senior Manager Cash Incentive Plan for named executive officers, for 2020 only. The modification provided for the prorated calculation of incentives based on the EBITDA generated from July 1, 2020 through December 31, 2020. On an annualized basis, the EBITDA earned during the second half of 2020 exceeded 5% of the average accounts receivable, inventory and fixed assets.

Tabular List, Table

The following table lists all of the financial performance measures that we use to link the compensation actually paid to our NEOs for fiscal 2023 to Company performance:

Adjusted EBITDA (1)

(1)

Adjusted EBITDA is computed as Earnings Before Interest, Taxes, Depreciation and Amortization (“EBITDA”) (computed without respect to any Last-In-First-Out (“LIFO”) inventory adjustments and excluding EBITDA generated by Metal-Fab, including acquisition related expenses)

Total Shareholder Return Amount	$ 384	192	132	75
Peer Group Total Shareholder Return Amount	245	178	150	107
Net Income (Loss)	$ 44,529,000	$ 90,931,000	$ 121,051,000	$ (5,595,000)
Company Selected Measure Amount	80,792	154,388	214,632	18,546
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO Aggregate Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(738,760)
PEO SCT "Option Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO Year-End Fair Value Of Equity Awards Granted In The Covered Year That Are Outstanding And Unvested As Of The Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,834,250
PEO Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of The Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,660,264
PEO Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,225
PEO Fair Value As Of Prior Year-End Of Equity Awards Granted In Prior Years That Failed To Vest In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO Dollar Value Of Dividends / Earnings Paid On Equity Awards In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Aggregate Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(156,110)
NEO SCT "Option Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Year-End Fair Value Of Equity Awards Granted In The Covered Year That Are Outstanding And Unvested As Of The Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	385,126
NEO Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of The Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	466,785
NEO Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,612
Old Peer Group Total Shareholder Return [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	$ 251	$ 170	$ 146	$ 108